Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Summary of cash and cash equivalents

	12/31/2021	12/31/2020
Cash and cash equivalents in national currency	444,212	474,395
Cash and cash equivalents in foreign currency	20,643	27,595
Reverse repurchase agreements* (90 days)	35,591	1,652,697
Total of cash and cash equivalents	500,446	2,154,687
*	Refers to operations whose maturity, on the investment date, was equal to or less than 90 days and present an insignificant risk of change in fair value.

Summary of reverse repurchase agreements

Reverse repurchase agreements	12/31/2021	12/31/2020
Underlying security:
- Financial Treasury Letters (LFT)	—	412,492
- National Treasury Letters (LTN)	30,448	1,240,205
- National Treasury Bond (NTN)	1,048	—
- Bank deposit certificates	4,095	—
Total Reverse repurchase agreements	35,591	1,652,697